Filed under Rule 497(k)

Registration No. 002-83631

VALIC Company I (“VC I”)

Dividend Value Fund

(the “Fund”)

Supplement dated April 14, 2016 to the Fund’s

Summary Prospectus dated October 1, 2015, as amended

All reference to Kathleen M. Anderson, Managing Director and Portfolio Manager with BlackRock Investment Management, LLC, a sub-adviser to the Dividend Value Fund, is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.